[Pacific Life Letterhead]

Diane N. Ledger, CLU
 Vice President
Variable Regulatory Compliance
Law Department
(949) 219-3743 Telephone
(949) 219-6952 Facsimile
dledger@pacificlife.com

January 3, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Pacific Select Variable Annuity II
Individual flexible premium deferred variable annuity
(File No. 333-14131)
Separate Account B of Pacific Life Insurance Company
(File No. 811-07859)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), as amended, we hereby certify on behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account B (“Separate Account”) of Pacific Life, that the form of Supplement for Pacific Select Variable Annuity II individual flexible premium deferred variable annuity contract (File No. 333-14131) that would have been filed under Rule 497(c) does not differ from that contained in the Separate Account’s Post-Effective Amendment No. 15 on Form N-4 which was filed electronically with the Commission on December 30, 2004.

Very truly yours,

/s/ Diane N. Ledger

Diane N. Ledger

700 Newport Center Drive, Newport Beach, California 92660